Convertible Promissory Notes - Schedule of Convertible Promissory Notes (Details)		12 Months Ended
		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Convertible Promissory Notes [Abstract]
Balance at beginning of the financial year		$ 13,860,647	$ 1,780,819
Proceeds from issuance of convertible promissory notes				23,400,000
Redemption of convertible promissory notes		(14,183,434)	(1,822,291)
Less: Debt discount and transaction costs apportioned to host debt liability	[1]			(1,802,374)
Less: Fair value of embedded derivative liability (see Note 13.2)				(8,380,211)
Carrying value of host debt liability at inception		(322,787)	(41,472)	13,217,415
Amortized debt discount and transaction costs	[2]	322,787	41,472	643,232
Balance at end of the financial year				$ 13,860,647

[1]	Debt discount and transaction costs apportioned to host debt liability is recognized as a reduction of the carrying amount of host debt liability. Debt discount and transaction costs apportioned to embedded derivative liability amounted to HK$1,005,626 (US$129,463) is expensed off immediately as interest expense in the consolidated statements of profit or loss and other comprehensive income.
[2]	Debt discount and transactions costs are being amortized and recorded to interest expense in the consolidated statements of profit or loss and other comprehensive income over the life of the convertible promissory notes using effective interest method.